RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended
	Sep. 10, 2013	Jul. 31, 2013	Aug. 31, 2012	Dec. 31, 2014	Aug. 31, 2013
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 4
Consultant [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		1	6
Increase In Monthly Fee				15
Consultant Bonus Grant In Period				80
Consultant Bonus Grant In Period, Addition				70
Shareholders [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					15
Consultant One [Member]
Related Party Transaction [Line Items]
Increase In Monthly Fee				19
Consultant Bonus Grant In Period				$ 90